PREFERRED STOCK AND SHAREHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
PREFERRED STOCK AND SHAREHOLDERS' EQUITY
Schedule of authorized and outstanding Redeemable Convertible Redeemable Convertible Preferred Stock and Redeemable Redeemable Convertible Preferred Stock

	March 31, 2021
			Carrying
			Value, Net
	Shares	Shares Issued	of issuance	Liquidation
	Authorized	and Paid	costs	Preference
Series A Preferred Stock of $0.01 par value	16,078,344	16,078,344	$385	$4,700
Series A‑1 Preferred Stock of $0.01 par value	4,297,440	4,297,440	638	1,497
Series B Preferred Stock of $0.01 par value	15,253,512	15,253,512	4,497	10,074
Series B‑1 Preferred Stock of $0.01 par value	2,087,880	2,087,880	492	1,132
Series C Preferred Stock of $0.01 par value	29,537,800	29,537,800	25,147	23,452
Series C‑1 Preferred Stock of $0.01 par value	3,000,000	3,000,000	—	1,964
Series C‑2 Preferred Stock of $0.01 par value	8,695,368	8,695,368	5,054	11,883
Series D Preferred Stock of $0.01 par value	18,605,940	18,605,940	30,739	46,914
Series E Preferred Stock of $0.01 par value	11,066,882	11,066,882	67,858	90,282
Series E‑1 Preferred Stock of $0.01 par value	2,828,854	2,828,854	19,990	24,676
Total	111,452,020	111,452,020	$154,800	$216,574

	December 31, 2020
			Carrying
			Value, Net
	Shares	Shares Issued	of issuance	Liquidation
	Authorized	and Paid	costs	Preference
Series A Preferred Stock of $0.01 par value	16,078,344	16,078,344	$385	$4,633
Series A‑1 Preferred Stock of $0.01 par value	4,297,440	4,297,440	638	1,476
Series B Preferred Stock of $0.01 par value	15,253,512	15,253,512	4,497	9,930
Series B‑1 Preferred Stock of $0.01 par value	2,087,880	2,087,880	492	1,115
Series C Preferred Stock of $0.01 par value	29,537,800	29,537,800	25,147	23,117
Series C‑1 Preferred Stock of $0.01 par value	3,000,000	3,000,000	—	1,936
Series C‑2 Preferred Stock of $0.01 par value	8,695,368	8,695,368	5,054	11,713
Series D Preferred Stock of $0.01 par value	18,605,940	18,605,940	30,739	46,245
Series E Preferred Stock of $0.01 par value	11,066,882	11,066,882	67,858	88,995
Series E‑1 Preferred Stock of $0.01 par value	2,828,854	2,828,854	19,990	24,324
Total	111,452,020	111,452,020	$154,800	$213,484

Redeemable Preferred Stock:

	March 31, 2021
	Shares	Shares Issued	Carrying	Liquidation
	Authorized	and Paid	Value	Preference
Series 1 Preferred Stock of $0.01 par value	3,500	3,500	$10,735	$37,451

	December 31, 2020
	Shares	Shares Issued	Carrying	Liquidation
	Authorized	and Paid	Value	Preference
Series 1 Preferred Stock of $0.01 par value	3,500	3,500	$10,735	$36,520

	December 31, 2020
			Carrying
			Value, Net
	Shares	Shares Issued	of issuance	Liquidation
	Authorized	and Paid	costs	Preference
Series A Preferred Stock of $0.01 par value	16,078,344	16,078,344	$385	$4,633
Series A-1 Preferred Stock of $0.01 par value	4,297,440	4,297,440	638	1,476
Series B Preferred Stock of $0.01 par value	15,253,512	15,253,512	4,497	9,930
Series B-1 Preferred Stock of $0.01 par value	2,087,880	2,087,880	492	1,115
Series C Preferred Stock of $0.01 par value	29,537,800	29,537,800	25,147	23,117
Series C-1 Preferred Stock of $0.01 par value	3,000,000	3,000,000	—	1,936
Series C-2 Preferred Stock of $0.01 par value	8,695,368	8,695,368	5,054	11,713
Series D Preferred Stock of $0.01 par value	18,605,940	18,605,940	30,739	46,245
Series E Preferred Stock of $0.01 par value	11,066,882	11,066,882	67,858	88,995
Series E-1 Preferred Stock of $0.01 par value	2,828,854	2,828,854	19,990	24,324
Total	111,452,020	111,452,020	$154,800	$213,484

	December 31, 2019
			Carrying
			Value, Net
	Shares	Shares Issued	of issuance	Liquidation
	Authorized	and Paid	costs	Preference
Series A Preferred Stock of $0.01 par value	16,078,344	16,078,344	$385	$4,370
Series A-1 Preferred Stock of $0.01 par value	4,297,440	4,297,440	638	1,392
Series B Preferred Stock of $0.01 par value	15,253,512	15,253,512	4,497	9,367
Series B-1 Preferred Stock of $0.01 par value	2,087,880	2,087,880	492	1,052
Series C Preferred Stock of $0.01 par value	29,537,800	29,537,800	25,147	21,805
Series C-1 Preferred Stock of $0.01 par value	3,000,000	3,000,000	—	1,826
Series C-2 Preferred Stock of $0.01 par value	8,695,368	8,695,368	5,054	11,048
Series D Preferred Stock of $0.01 par value	18,605,940	18,605,940	30,739	43,621
Series E Preferred Stock of $0.01 par value	11,066,882	11,066,882	67,858	83,944
Series E-1 Preferred Stock of $0.01 par value	2,828,854	2,828,854	19,990	22,943
Total	111,452,020	111,452,020	$154,800	$201,368

Redeemable Preferred Stock:

	December 31, 2020
	Shares	Shares Issued	Carrying	Liquidation
	Authorized	and Paid	Value	Preference
Series 1 Preferred Stock of $0.01 par value	3,500	3,500	$10,735	$36,520

Schedule of options to purchase shares of common stock activity under our equity incentive plans

Options
Outstanding at December 31, 2020	25,241,896
Granted	2,877,446
Exercised	(672,562)
Expired	—
Forfeited	(130,709)
Outstanding at March 31, 2021	27,316,071

The following table presents a summary of stock option activity for the year ended December 31, 2020:

		Weighted	Weighted
		Average	Average
		Exercise	Remaining	Aggregate
		Price per	Contractual	Intrinsic
	Shares	Share	Term	Value
Outstanding January 1, 2020	24,694,990	$3.43	$6.19	$55,590
Granted	5,888,532	$4.06
Exercised	(3,313,666)	$0.67
Expired	(247,176)	$0.09
Forfeited	(1,780,784)	$4.17
Outstanding December 31, 2020	25,241,896	$3.92	$6.70	$83,639

Exercisable December 31, 2020	15,370,932	$3.47	$5.45	$59,370

Schedule of RSUs activity

The following table summarizes the RSUs activity under the 2017 Plan as of March 31, 2021:

Units
Outstanding December 31, 2020	915,730
Awarded	794,448
Vested	—
Forfeited	(600)
Outstanding March 31, 2021	1,709,578

The following table summarizes the RSUs activity under the 2017 Plan as of December 31, 2020:

		Weighted
		Average
		Grant Date
	Units	Fair Value
Outstanding December 31, 2019	—	$—
Awarded	915,730	$5.17
Vested	—	$—
Forfeited	—	$—
Outstanding December 31, 2020	915,730	$5.17

Schedule of stock-based compensation expense

	Three months ended March 31
	2021	2020
Other operating expenses	$1,199	$646
Research and development expenses	899	338
Sales and marketing expenses	1,040	422
General and administrative expenses	1,159	772
Total stock-based compensation	$4,297	$2,178

Schedule of assumptions used to estimate the fair value of the warrants issued

Expected term length	7.5
Dividend rate	0.0%
Volatility rate	50%
Risk free interest rate	0.47%

Schedule of grant of stock options

	December 31, 2020
	Outstanding Options		Options Exercisable
		Weighted Average		Weighted Average
Exercise	Number	Remaining	Number	Remaining
Price	Outstanding	Contractual life	Outstanding	Contractual life
$0.010	1,503,158	9.21	—	—
$0.038	273,312	0.32	273,312	0.32
$0.134	245,054	4.78	198,006	4.22
$0.248	206,934	1.97	206,934	1.97
$0.652	78,750	2.86	78,750	2.86
$1.008	1,512,764	3.34	1,512,764	3.34
$1.148	2,020,918	4.05	2,020,918	4.05
$2.593	521,000	4.95	521,000	4.95
$2.640	3,128,166	4.95	3,128,166	4.95
$3.395	376,000	5.46	376,000	5.46
$5.135	3,346,550	9.23	103,125	9.21
$5.255	3,219,545	6.85	2,259,154	6.74
$5.340	927,274	7.67	516,518	7.61
$5.450	4,319,410	8.03	1,916,115	7.92
$5.669	2,228,286	5.82	2,065,514	5.78
$5.755	582,775	8.53	194,656	8.47
$7.330	752,000	9.95	—	—
	25,241,896	6.70	15,370,932	5.45

NOTE 12 – PREFERRED STOCK AND SHAREHOLDERS’ EQUITY (cont.)

c.Stock Options: (cont.)

	December 31, 2019
	Outstanding Options		Options Exercisable
		Weighted Average		Weighted Average
Exercise	Number	Remaining Contractual	Number	Remaining Contractual
Price	Outstanding	life	Outstanding	life
$0.005	80,000	8.56	30,000	8.56
$0.038	2,077,350	0.93	2,077,350	0.93
$0.094	521,948	0.43	521,948	0.43
$0.134	251,054	5.65	166,368	4.41
$0.248	457,358	2.48	457,358	2.48
$0.500	55,044	9.33	—	—
$0.652	153,950	3.23	153,950	3.23
$1.008	2,100,610	3.36	2,100,610	2.78
$1.148	2,198,118	5.03	2,198,118	5.03
$2.593	589,364	5.54	589,364	5.54
$2.640	3,289,110	5.91	3,092,630	5.89
$3.395	421,000	6.58	369,312	6.58
$5.255	3,558,918	7.81	1,651,578	7.47
$5.340	1,204,974	8.69	381,530	8.65
$5.450	4,585,692	9.10	24,312	4.73
$5.669	2,485,600	6.65	1,736,170	6.42
$5.755	664,900	9.56	—	—
	24,694,990	6.19	15,550,598	4.66

Schedule of the weighted-average assumptions used to estimate the fair value of the stock options

	Year Ended December 31,
	2020	2019
Expected term (in years)	5.86 - 6.5	5.61 - 6.11
Risk-free interest rate	0.45% -0.93%	1.87% - 2.57%
Dividend yield	None	None
Volatility rate	45%	45%
Weighted average fair value of options at grant date	$3.158	$2.577